Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 1,006	$ 817	$ 795
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	2,563
2020	2,350
2021	2,253
2022	1,879
2023	$ 1,844